Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,280,309.73

Principal:
Principal Collections	$17,365,353.03
Prepayments in Full	$7,910,991.18
Liquidation Proceeds	$229,148.33
Recoveries	$31,638.21
Sub Total	$25,537,130.75
Collections	$26,817,440.48

Purchase Amounts:
Purchase Amounts Related to Principal	$81,736.08
Purchase Amounts Related to Interest	$127.50
Sub Total	$81,863.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,899,304.06

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,899,304.06
Servicing Fee	$562,518.92	$562,518.92	$0.00	$0.00	$26,336,785.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,336,785.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,336,785.14
Interest - Class A-3 Notes	$98,657.96	$98,657.96	$0.00	$0.00	$26,238,127.18
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$26,183,002.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,183,002.18
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$26,159,978.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,159,978.01
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$26,141,773.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,141,773.34
Regular Principal Payment	$23,332,762.27	$23,332,762.27	$0.00	$0.00	$2,809,011.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,809,011.07
Residual Released to Depositor	$0.00	$2,809,011.07	$0.00	$0.00	$0.00

Total		$26,899,304.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,332,762.27
Total					$23,332,762.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,332,762.27	$51.27	$98,657.96	$0.22	$23,431,420.23	$51.49
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$23,332,762.27	$17.73	$195,011.80	$0.15	$23,527,774.07	$17.88

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$394,631,846.37	0.8672084	$371,299,084.10	0.8159343
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$595,421,846.37	0.4524895	$572,089,084.10	0.4347578

Pool Information
Weighted Average APR	2.327%	2.325%
Weighted Average Remaining Term	42.66	41.82
Number of Receivables Outstanding	27,719	27,166
Pool Balance	$675,022,706.90	$649,210,169.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$628,575,133.40	$604,855,183.07
Pool Factor	0.4768797	0.4586440

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$44,354,986.42
Targeted Overcollateralization Amount	$77,121,085.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,121,085.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$225,308.79
(Recoveries)		24	$31,638.21
Net Loss for Current Collection Period			$193,670.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3443%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4385%
Second Prior Collection Period			0.1381%
Prior Collection Period			0.3049%
Current Collection Period			0.3510%
Four Month Average (Current and Prior Three Collection Periods)			0.3081%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1041	$2,245,216.85
(Cumulative Recoveries)			$271,235.60
Cumulative Net Loss for All Collection Periods			$1,973,981.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1395%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,156.79
Average Net Loss for Receivables that have experienced a Realized Loss			$1,896.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	242	$6,903,353.37
61-90 Days Delinquent	0.12%	29	$811,290.04
91-120 Days Delinquent	0.01%	2	$67,312.67
Over 120 Days Delinquent	0.01%	3	$72,090.35
Total Delinquent Receivables	1.21%	276	$7,854,046.43

Repossession Inventory:
Repossessed in the Current Collection Period		10	$394,799.01
Total Repossessed Inventory		15	$506,490.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1477%
Prior Collection Period			0.1154%
Current Collection Period			0.1252%
Three Month Average			0.1294%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1464%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	21

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	101	$2,852,206.99
2 Months Extended	159	$4,787,146.51
3+ Months Extended	17	$586,621.90

Total Receivables Extended	277	$8,225,975.40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer